RGR RETURNS	12 Months Ended
Dec. 31, 2025
RGR RETURNS [Abstract]
RGR RETURNS
NOTE 26 – RGR RETURNS
The Global Reversion Reserve (RGR) is a public fund created by Decree No. 41,019/1957 with the purpose of providing resources to:
(i) compensate concessionaires for the reversion of assets and facilities at the end of the concession term; and
(ii) finance the electricity sector.
The movements for the years ended December 31, 2025, and 2024 are presented below:

	12/31/2025	12/31/2024
Opening balance as of January 1	932,250	1,319,921
Cash flow effect:
Payment of principal	(250,803)	(392,681)
Interest paid	(19,333)	(50,369)

Non‑cash effect:
Interest incurred	33,591	55,379
Closing balance as of December 31	695,705	932,250

Current	695,705	492,276
Non-Current	—	439,974
NOTE 27 – PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES
The Company and its subsidiaries are parties to several ongoing legal proceedings, primarily in the civil and labor spheres, which are at various stages of adjudication. The principal matters relate to the following:
Civil proceedings – Notably, actions in which the following matters are under discussion:
(a) differences in inflation adjustment and remuneratory interest on the Compulsory Loan, as well as related default interest;
(b) proceedings arising from payments, fines, and charges for alleged delays and defaults;
(c) civil actions related to consumer relationships, involving claims for moral and material damages arising mainly from alleged irregularities in consumption metering and undue charges; and
(d) actions involving renewals of energy commercialization contracts with sector agents, in which amounts and penalties are claimed for alleged contractual non‑compliance (early termination).
Labor proceedings – Notably, actions in which the following matters are under discussion:
(a) claims filed by employees of service providers; and
(b) actions related to issues arising from the Company’s own employment and labor relationships.
Tax proceedings – Notably, actions in which the following matters are under discussion:
(a) non‑approved PIS and COFINS offsets;
(b) IOF levied on loan (mutuum) agreements;
(c) deferral of the renegotiation of CCEE debts, as well as the indemnity nature of interest; and
(d) PIS and COFINS levied on financial revenues.
27.1 – Provisions for litigation
The Company and its subsidiaries recognize provisions in amounts sufficient to cover losses that are considered probable and for which a reliable estimate can be made, as follows:

	Civil	Compulsory Loan	Labor	Tax	Regulatory	Environmental	Land	Total
Balance on January 1, 2025	4,967,152	13,672,329	2,335,419	803,961	351,067	165,093	1,079,462	23,374,483
Acquisition of Control of Subsidiaries / Merger	1,051	—	848	—	—	—	—	1,899
Additions	898,307	814,236	1,109,138	89,932	105,034	195,901	788,044	4,000,592
Reversals	(1,058,526)	(1,693,399)	(458,380)	(156,791)	(186,431)	(22,119)	(247,287)	(3,822,933)
Inflation Adjustment	312,844	699,515	268,278	31,330	(55,575)	16,164	103,751	1,376,307
Judicial deposits	(25,730)	—	(5,866)	16,634	—	—	(1,167)	(16,129)
Environmental and Social Projects – Fixed Assets	—	—	—	—	—	—	11,346	11,346
Write-offs	(5,351)	—	(65,617)	—	—	—	(19,406)	(90,374)
Transfers	(1,187,529)	(1,803,780)	(38,322)	—	—	(155,236)	(570,372)	(3,755,239)
Payments (with direct effect on cash flow)	(127,057)	(631,033)	(289,310)	(79)	(89,035)	(9,561)	(25,746)	(1,171,821)
Balance on December 31, 2025	3,775,161	11,057,868	2,856,188	784,987	125,060	190,242	1,118,625	19,908,131
27.1.1 – Compulsory loan
As of December 31, 2025, the Company has compulsory loan lawsuits for which losses are considered probable, as highlighted below:
•Compulsory Loan
There is significant judicial litigation involving the Company, in which the majority of the proceedings seek to challenge the criteria applied for the inflation adjustment of book‑entry credits related to the Compulsory Loan on electricity consumption, as determined by the legislation governing the Compulsory Loan and applied by the Company, as well as the application of inflationary adjustments arising from economic plans implemented in Brazil. As of December 31, 2025, the Company had 2,714 proceedings provisioned in connection with this specific matter related to the inflation adjustment of book‑entry credits (3,065 proceedings as of December 31, 2024). For further information, see Note 28.
In connection with these proceedings, AXIA Energia recognizes provisions related to: (i) principal differences arising from inflation adjustment criteria; (ii) related remuneratory interest; and (iii) late‑payment interest (substantially the SELIC rate, applied to principal, restated interest and remuneratory interest).
For the year ended December 31, 2025, a net reversal of R$879,162 was recognized, resulting in a provision balance of R$11,057,868 (R$13,672,329 as of December 31, 2024) relating to Compulsory Loan lawsuits. This reversal results primarily from judicial settlements entered into by the Company.

	12/31/2025	12/31/2024
Principal	2,717,747	3,454,178
Adjustment of interest paid	11,725	14,509
Remuneration interest	1,444,505	1,918,403
Default interest	6,362,563	7,734,433
Attorney fees	411,110	455,042
Other funds	110,218	95,764
Total	11,057,868	13,672,329
27.1.2 – Civil
As of December 31, 2025, the Company has civil lawsuits for which losses are considered probable, as highlighted below:
•State of Piauí (AXIA Energia)
This case refers to Original Civil Action No. 3,024 (“ACO 3.024”), pending before the Brazilian Federal Supreme Court (STF), filed by the State of Piauí against AXIA Energia, the Federal Government and the Brazilian Development Bank (BNDES), seeking indemnification related to Companhia Energética do Piauí – CEPISA, the former electricity distribution concessionaire in the State of Piauí.
In May 2023, the STF jointly and severally ordered the defendants to pay indemnification corresponding to the difference between the minimum price set in June 2020 and the amounts previously received by the State as an advance, plus a premium equivalent to the average premium obtained by comparable companies at the time.
The State of Piauí initiated provisional enforcement of the judgment in the amount of R$3,590,000. In June 2024, this enforcement was suspended by a decision of Justice Luiz Fux, then the reporting Justice in ACO 3.024, granting the request filed by AXIA Energia. The decision assigned suspensive effect to the motion for clarification ("embargos de declaração") filed against the earlier judgment and determined the suspension of the enforcement proceeding until the case reaches final judgment.
In the judgment of the motion for clarification, BNDES was excluded from the lawsuit; joint and several liability were maintained only in relation to the Federal Government and AXIA Energia. AXIA Energia subsequently filed a second motion for clarification, arguing lack of standing, on the grounds that the reasoning applied to exclude BNDES should also apply to AXIA Energia. The motion, however, was not granted.
Recently, the additional motions for clarification filed by AXIA Energia, in which the Company again requests that the STF recognize its lack of standing or, alternatively, remove its liability for the damages claimed by the State of Piauí, was also not granted. The Company is awaiting the judgment to become final and unappealable, leading to the resumption of the sentence liquidation phase.
All coercive measures against AXIA Energia relating to the amount sought by the State of Piauí remain suspended. Moreover, AXIA Energia believes that the criteria for calculating any potential indemnification must be examined and determined during the liquidation phase. Accordingly, the Company does not consider it probable that an outflow of resources corresponding to the full amount under provisional enforcement will be required.
The Company will continue to take all appropriate legal measures to protect its interests in this proceeding.
•Enforcement of judgment related to the collection of PIS and COFINS in a civil dispute.
This matter relates to an enforcement of judgment proceeding filed by Cigás against Petrobras, Amazonas Distribuidora de Energia, AXIA Energia, and Banco do Brasil, seeking to assert Cigás’ right to have the payment slips related to the collection of PIS and COFINS settled by Banco do Brasil, as the payment account manager, through the use of amounts deposited by Amazonas Energia, in connection with the contract entered into between the parties.
The enforcement proceeding is currently suspended, pending the final ruling on the jurisdictional dispute to be decided in the main civil action. The amount under dispute totals R$704,589 as of December 31, 2025 (R$717,555 as of December 31, 2024).
•Partial nullity of contract amendment – Analytical Price Adjustment Factor “K” (AXIA Energia Nordeste)
AXIA Energia Nordeste is the plaintiff in an action seeking a declaration of partial nullity of an amendment to the civil works contract for the Xingó Hydroelectric Plant, executed with the consortium formed by Companhia Brasileira de Projetos e Obras – CBPO, CONSTRAN S.A. – Construções e Comércio, and Mendes Júnior Engenharia S.A., as well as the reimbursement, in double, of amounts paid under the so‑called “Factor K,” totaling approximately R$350,000 in historical value. The defendants contested the action and simultaneously filed a counterclaim seeking to hold AXIA Energia Nordeste liable for alleged overdue payments arising from the same contract amendment that, according to the defendants, had not been timely settled by the Company. Factor K refers to the application of a price adjustment index intended to offset inflationary effects stemming from economic stabilization plans implemented in Brazil in the late 1980s. The resulting price adjustments allegedly caused financial losses for the Company, leading to overpricing, in addition to the fact that no such provision existed in the original bidding notice for the consortium.
The original claim filed by AXIA Energia Nordeste was dismissed, and the defendants' counterclaim was upheld by a judgment later affirmed by the Pernambuco State Court of Appeals and by the Superior Court of Justice (STJ).
Following the final and unappealable decision that annulled the first enforcement proceeding, the defendants initiated the liquidation of judgment, given the complexity of the calculations and the significant amounts involved. Due to the complexity of the liquidation phase, there is currently no estimated timeframe for the final resolution of this matter.
27.2 - Contingent Liabilities
In addition, AXIA Energia and its subsidiaries have legal proceedings assessed as involving possible losses in the following amounts:

	12/31/2025	12/31/2024
Civil	16,481,664	15,831,744
Tax	16,572,932	16,732,259
Labor	3,034,611	2,151,677
Environmental	1,391,436	2,498,018
Regulatory	5,922,856	5,651,068
Land	12,230,821	11,190,893
	55,634,320	54,055,659
27.2.1 – Main Proceedings
•Public Civil Action – Public Prosecutor’s Office of the State of Mato Grosso (AXIA Energia) – Environmental
This case concerns a Civil Inquiry initiated by the State Prosecutor’s Office of Mato Grosso, under the supervision of the 15th Prosecutor’s Office for Natural Environmental Matters of Cuiabá, to verify the operational conditions of the Manso Power Plant (APM Manso). The proceeding has been closed, as the Prosecutor promoted its archiving, concluding that there was no basis for filing a Public Civil Action or adopting any judicial measure in this case.
•Infraction Notice – SEMAD/MG (AXIA Energia) – Environmental
This case concerns an Infraction Notice issued by the Minas Gerais State Secretariat for Environment and Sustainable Development (SEMAD/MG), imposing a fine for alleged environmental intervention related to flooding that occurred in the municipality of Capitólio, Minas Gerais.
•Nullity of Union Agreement (AXIA Energia Nordeste) – Land
This action is a Public Civil Action filed by the Federal Prosecutor’s Office (MPF) seeking a judicial declaration of nullity of the Addendum to the 1986 Agreement, executed in 1991 between AXIA Energia Nordeste and representatives of the Rural Workers’ Union Pole of the Sub‑Middle São Francisco region. The value assigned to the case is R$1,000,000. A trial‑court judgment was issued declaring the nullity of the 1991 agreement between AXIA Energia Nordeste and the Union Pole, which had modified the calculation method of the Temporary Maintenance Allowance (VMT) to the equivalent of 2.5 minimum wages; as well as ordering the payment of the differences calculated since 1991 between the amounts actually paid and the 2.5 minimum‑wage equivalent, duly adjusted for inflation and increased by late‑payment interest, for each family that received or still receives the VMT, for the respective period of receipt and within the territorial jurisdiction of the Judicial Subsection, except for those resettled families who entered into out‑of‑court settlement agreements and the public deed of donation with the Company, thereby waiving VMT benefits, and further rejecting the right of the interested parties to receive installments affected by the five‑year statute of limitations, counted from the filing of the action. Appeals were filed against the judgment by AXIA Energia Nordeste and by the MPF.
The 11th Panel of the Federal Regional Court of the 1st Region unanimously denied the appeal filed by the Federal Prosecutor’s Office and granted the appeal filed by AXIA Energia Nordeste, recognizing the statute of repose and dismissing the case with a judgment on the merits. As a result, the judgment that had previously ruled against AXIA Energia Nordeste was reversed. The Company is currently awaiting publication of the appellate decision.
•Public Civil Action – Federal Prosecutor’s Office of Bahia (AXIA Energia Nordeste) – Land
This Public Civil Action was filed by the Federal Prosecutor’s Office (MPF) in Bahia, seeking recognition that alleged occupants of the area flooded during construction of the Itaparica dam who were not resettled in irrigation projects are entitled to all rights provided under the 1986 Agreement entered into between AXIA Energia Nordeste and the affected communities. The case is pending before the Federal Court in Paulo Afonso (BA) and is currently at the appellate stage before the Superior Court of Justice (STJ). An injunction initially granted in favor of the MPF was subsequently overturned by the TRF‑1.
The case was dismissed with a judgment on the merits due to the recognition of the statute of limitations in the trial court decision. This ruling was upheld by the 5th Panel of the TRF‑1. The case is currently pending judgment of an interlocutory appeal filed by the MPF before the STJ, and the Company assesses the risk as possible.
•Claim for alleged losses to end consumers (AXIA Energia Nordeste) – Regulatory
This is a public civil action filed by ANEEL seeking to recover from AXIA Energia Nordeste alleged losses that end‑consumers of electricity would have incurred due to delays in the construction of the so‑called Shared Generation Facilities (ICGs). These losses would amount to a historical total of R$1,470,885. AXIA Energia Nordeste was served and submitted its defense in December 2015. After ANEEL filed its reply, the judge denied the production of evidence requested by AXIA Energia Nordeste. The court ordered that the Federal Prosecutor’s Office (MPF) be notified to comment, which it did. AXIA Energia Nordeste filed a motion requesting the suspension of the proceedings, as part of a strategy to submit the case to the Federal Public Administration Conciliation Chamber of the Office of the Attorney General (CCAF/AGU). In December 2017, the request for suspension was granted for a period of six months. A request was submitted to the CCAF/AGU in March 2018. A conciliation hearing was held, in which the parties did not demonstrate interest in reaching an agreement.
In September 2019, the court issued a judgment partially upholding the claim and ordering AXIA Energia Nordeste to reimburse the amounts paid by the CCEE. The trial judge concluded that the Federal Government had contributed to the delays; therefore, AXIA Energia Nordeste’s liability would be limited to the percentage of its own fault for the delays, which would be determined through expert evidence during the judgment‑liquidation phase. ANEEL filed an appeal. AXIA Energia Nordeste filed a motion for clarification.
The total amount, assessed as a possible loss, is R$2,964,085 (R$2,699,202 as of December 31, 2024).
•Energia Potiguar Geradora Eólica S.A. (AXIA Energia Nordeste) – Regulatory
In October 2022, a judgment was published regarding the ruling on the motion for clarification filed by AXIA Energia Nordeste in the lawsuit brought by Energia Potiguar against AXIA Energia Nordeste. In that judgment, the decision that had annulled the previous ruling favorable to AXIA Energia Nordeste was upheld and, in the same session, the appeals filed by the opposing parties were re‑judged, confirming the trial‑court decision that ordered AXIA Energia Nordeste to pay compensation for the losses allegedly caused by the delay in delivering the 230 kV Extremoz II – João Câmara II transmission line, part of Concession Agreement No. 019/2010.
In December 2023, the judgment was published in which the Ministers of the 1st Panel of the Superior Court of Justice unanimously granted the Interlocutory Appeal (Agravo) filed by AXIA Energia Nordeste to allow its Special Appeal, annulled the unfavorable decision, and ordered a new judgment by the State Court.
Following the remand of the case file to the appellate court, the appeal filed by AXIA Energia Nordeste was denied. After the motions for clarification filed by AXIA Energia were not granted, the Company will file a Special Appeal seeking to reverse its adverse judgment.

There is a reasonable expectation of a favorable result in Superior Court of Justice, where the Special Appeal will be judged. Considering the status of the judicial proceeding, the case has been classified as a possible risk.

•Tax Assessment Notice – PIS/COFINS (AXIA Energia)
This matter relates to an annulment action filed by the merged entity Furnas, seeking to cancel the assessment of PIS and COFINS levied on the following revenues: RGR included in the tax base; transmission revenues earned from Itaipu; and financial income recognized in December 2007 arising from the actuarial liability maintained with Fundação Real Grandeza (FRG). In addition, the tax assessment includes amounts that were not remitted as PIS and COFINS due to the Company having offset such amounts without submitting the corresponding PER/DCOMP filings. Following an unfavorable ruling on the merits, the Company’s appeal is currently pending judgment before the Federal Regional Court of the 2nd Region (TRF‑2). The total amount involved, classified as having a possible likelihood of loss, amounts to R$1,901,309 (R$1,801,737 as of December 31, 2024).
•Tax Assessment Notice – IOF (AXIA Energia)
This matter refers to a tax assessment notice issued for the collection of alleged IOF liabilities on loan (mutuum) agreements entered into by AXIA Energia as lender, calculated based on the daily outstanding balances. The administrative challenge is currently pending judgment. The total amount under discussion, classified as having a possible likelihood of loss, amounts to R$2,217,825 (R$2,025,240 as of December 31, 2024).
27.3 – Judicial Settlements

12/31/2025							12/31/2024
	Compulsory loans	Civil	Land	Environmental	Labor	Total	Compulsory loans
Opening balance as of January 1	1,105,534	—	—	—	—	1,105,534	896,745
Additions	1,942,616	1,309,957	570,372	145,894	39,243	4,008,082	2,264,972
Monetary adjustments	66,617	1,490	—	1,430	—	69,537	41,646
Reversals	(9,506)	—	—	—	—	(9,506)	(328)
Payments (cash effect)	(2,049,450)	(1,308,806)	(569,222)	(147,324)	(25,393)	(4,100,195)	(2,097,501)
Closing balance as of December 31	1,055,811	2,641	1,150	—	13,850	1,073,452	1,105,534
•Compulsory Loan – Judicial Settlements (AXIA Energia)
Within the scope of the provision related to the compulsory loan on electric power (ECE), the Company has been adopting measures to mitigate the associated risks.
In this context, AXIA Energia, with the objective of aligning its strategy with respect to the legal proceedings related to this matter, aiming to obtain decisions within the parameters established by the Superior Court of Justice (STJ) and to enter into economically favorable judicial settlements, achieved, in 2025, a reduction of this obligation in the amount of R$2,614,461 (R$3,591,238 as of December 2024).
Considering the settlements executed and, following the transfer of the respective amounts from the provision to the compulsory loan, settlements line item within current liabilities, payments totaling R$2,049,450 were made in connection with settlements that have already been judicially approved with final and unappealable decisions (res judicata). As of December 31, 2025, the obligation related to compulsory loan settlements remains outstanding at an updated amount of R$1,055,811 (R$1,105,534 as of December 2024).
Accounting Policy
Future disbursement risks related to litigation are recognized in the balance sheet under “Provisions for Litigation” when there are present obligations (legal or constructive) arising from past events, the settlement of which is considered probable, and for which the amounts can be reliably estimated based on Management’s assessment. The amounts recorded reflect the estimated costs associated with the expected outcomes of the respective legal proceedings.
Future disbursement risks related to litigation (contingent liabilities) for which settlement is considered possible are disclosed only in the notes to the financial statements and are not recognized as liabilities of the Company.
Judicial deposits, recognized as assets of the Company, are initially measured at the amount deposited and subsequently adjusted for monetary indexation based on the indices determined by the courts, which vary depending on the nature of the legal proceeding. The balance is reduced when deposits are released, either to the Company or to the counterparty.
Estimates and critical judgments
The assessment of disbursement risks is supported by Management’s judgment, together with its internal and external legal counsel, considering prevailing case law, decisions issued by lower and higher courts, the history of settlements and rulings, the experience of Management and legal advisors, as well as other relevant factors.